PREPAYMENTS AND OTHER RECEIVABLES - PREPAYMENTS AND OTHER RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jan. 01, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
Other receivables	¥ 255,494				¥ 321,855
Less: Provision for impairment	(10,590)			¥ (10,590)	(10,590)	¥ (18,852)	¥ (13,325)	¥ (13,336)	¥ (13,336)
Other receivables, net (Note (a))	244,904				311,265
Prepayments (Note (b))	121,173				37,642
Total prepayments and other receivables	¥ 366,077	$ 52,584			¥ 348,907

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.